MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

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The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.75% for the quarter ended  December 31, 1998 and the lowest was -23.31% for the quarter ended September 30, 2001.

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Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
Sands Capital Composite
Class S*	-	27.77%	2.24%	11.27%
Class Y*	-	27.87%	2.13%	11.17%
Class L*	-	28.02%	1.98%	11.02%
Class A*	-	28.27%	1.71%	10.76%
Class N*	-	28.57%	1.40%	10.45%

S&P 500® Index^	-	22.09%	-0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

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The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and  S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS.  Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital,  Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

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The following information supplements the information found under the heading “Distribution and Service (Rule 12b-1) Fees” in the section titled About the Classes of Shares—Multiple Class Information:

MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis.

The following information supplements the information found under the heading “Compensation to Intermediaries” in the section titled About the Classes of Shares—Multiple Class Information:

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098-03-3

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MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

A Shares Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

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Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.65% for the quarter ended December 31, 1998 and the lowest was –23.44% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Sands Capital Composite
Class A*	–28.27%	1.71%	10.76%

S&P 500® Index^	–22.09%	–0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of

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the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell

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Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

The following information supplements the information found under the heading “Distribution and Service (Rule 12b-1) Fees” in the section titled About the Classes of Shares – Multiple Class Information:

MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis.

The following information supplements the information found under the heading “Compensation to Intermediaries” in the section titled About the Classes of Shares – Multiple Class Information:

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

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Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098A-03-3

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MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

L Shares Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

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The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.70% for the quarter ended  December 31, 1998 and the lowest was -23.38% for the quarter ended September 30, 2001.

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Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
Sands Capital Composite Class L*	-	28.02%		1.98%	11.02%

S&P 500® Index^	-	22.09%	-	0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

S-3

The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and  S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS.  Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

S-4

The following information supplements the information found under the heading “Compensation to Intermediaries” in the section titled About the Classes of Shares—Multiple Class Information:

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital.Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098L-03-3

S-5

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

N Shares Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

S-1

Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.59% for the quarter ended December 31, 1998 and the lowest was –23.51% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Sands Capital Composite Class N*	–28.57%	1.40%	10.45%

S&P 500® Index^	–22.09%	–0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual

S-2

Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since

S-3

February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098N-03-3

S-4

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

S Shares Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.75% for the quarter ended  December 31, 1998 and the lowest was -23.31% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
Sands Capital Composite
Class S*	-	27.77%		2.24%	11.27%

S&P 500® Index^	-	22.09%	-	0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager.  Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and  S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS.  Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of  Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital,  Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098S-03-3

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

Y Shares Prospectus dated May 1, 2003

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found in the Prospectus for the Money Market Fund, the Core Bond Fund and the Balanced Fund:

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund and the MassMutual Balanced Fund (the “Funds”) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $5.5 million and $3.2 million, respectively. If the proceeding is decided in a manner adverse to these Funds or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value.

The amount sought to be recovered from the Money Market Fund is approximately $9.7 million, plus interest and Enron’s court costs. If the proceeding is decided in a manner adverse to the Money Market Fund or if the Fund enters into a settlement agreement with Enron, the payment of such judgment or settlement, absent an indemnity by MassMutual, the Fund’s investment adviser, could have a material adverse effect on the Fund’s net asset value, and the Fund might be unable to maintain a net asset value of $1.00 per share. Therefore, to prevent this possibility from occurring, the Fund and MassMutual will enter into an indemnification agreement whereby MassMutual will agree to indemnify the Fund, to the extent necessary, in order for the Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Fund in connection with this proceeding.

The following information supplements the information found under the heading “Expense Information” for the Money Market Fund:

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

The following information supplements the information found under the heading “Principal Investment Strategies and Risks” for each of the Short-Duration Bond Fund and the Core Bond Fund:

The Fund may invest up to 10% of its total assets in below investment grade debt securities.

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Effective January 5, 2004, Sands Capital Management, Inc. will replace Janus Capital Management LLC as the Aggressive Growth Fund’s Sub-Adviser.

Effective January 5, 2004, the first paragraph under Principal Investment Strategies and Risks on page 30 is replaced in its entirety by the following:

This Fund seeks to achieve its objective by investing primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s Sub-Adviser, Sands Capital Management, Inc. (“Sands Capital”), generally seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, the Sub-Adviser looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. The Fund emphasizes investments in large capitalization growth companies. The Fund does not typically invest in companies that have market capitalizations of less than $1 billion. Up to 20% of the Fund’s total assets may also be invested in securities issued by non-U.S. companies.

Effective January 5, 2004, the following information replaces similar information found on page 31:

Sands Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Sands Capital for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 32.73% for the quarter ended December 31, 1998 and the lowest was –23.34% for the quarter ended September 30, 2001.

Sands Capital Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Sands Capital’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Sands Capital Composite Class Y*	–27.87%	2.13%	11.17%

S&P 500® Index^	–22.09%	–0.58%	9.34%

* Performance shown is the composite of all portfolios managed by Sands Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of

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the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the section titled Summary of Principal Risks:

Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund generally have the greatest exposure to this risk.

The following information replaces the information for Steven Pisarkiewicz under the information for Alliance Capital Management L.P. in the section titled About the Investment Adviser and Sub-Advisers:

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund. Mr. Phillips, a Chartered Financial Analyst, senior portfolio manager, member of the U.S. Equity Investment Policy Group, member of the Research Review Committee, and Chairman of the Bernstein Unit’s Proxy Voting Committee, joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

The following information supplements the information for Allied Investment Advisors, Inc. in the section titled About the Investment Adviser and Sub-Advisers:

The name of Allied Investment Advisors, Inc. has been changed to MTB Investment Advisors, Inc. (“MTBIA”)

H. Giles Knight is being replaced by James E. Thorne, Ph.D, VP, Sr. Portfolio Manager. Mr. Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell

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Securities Investment Management. Prior to that, Mr. Thorne was a Professor at the Schulich School of Business and at Bishop University.

The following information replaces the information for Stephen Pesek under the information for Massachusetts Financial Services Company in the section titled About the Investment Adviser and Sub-Advisers:

The Growth Equity Fund is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a senior vice president of MFS, and Gregory Locraft, a vice president of MFS. Mr. Pesek has been a portfolio manager of the Fund since 1999, while Mr. Ali and Mr. Locraft have each been portfolio managers of the Fund since October 31, 2003. Mr. Pesek, Mr. Ali and Mr. Locraft have been employed in the MFS investment management area since 1994, 1993 and 1998, respectively.

Effective January 5, 2004, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209, manages the investments of the Aggressive Growth Fund. As of November 30, 2003, Sands Capital had almost $5 billion in assets under management.

Frank M. Sands, Sr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands, President and co-founder of Sands Capital, has been the portfolio manager for Sands Capital’s large capitalization growth stock strategy since the firm was formed in 1992. He has 31 years of investment management experience and is a Chartered Financial Analyst.

Frank M. Sands, Jr.

is a portfolio manager of the Aggressive Growth Fund. Mr. Sands has been Senior Vice President, Director of Research and a Portfolio Manager with Sands Capital since June 2000. Before joining Sands Capital, Mr. Sands was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000. Mr. Sands is a Chartered Financial Analyst.

The following information supplements the information found under the heading “Buying, Redeeming and Exchanging Shares” in the section titled Investing in the Funds:

Purchase, redemption and exchange orders will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual, or another intermediary.

Effective January 5, 2004, the following information supplements information found in the section titled Investment Performance:

Sands Capital. Performance data shown for Sands Capital is based on a composite of all substantially similar portfolios managed by Sands Capital, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B 2098Y-03-3

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MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated December 24, 2003 to the

Statement of Additional Information dated May 1, 2003, Revised as of May 12, 2003

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and any existing supplements to the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information and any existing supplements.

Effective January 5, 2004, Sands Capital Management, Inc. (“Sands Capital”), located at 1100 Wilson Boulevard, Suite 3050, Arlington, Virginia 22209 will replace Janus Capital Management LLC as Investment Sub-Adviser of the MassMutual Aggressive Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2099-03-4

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